Financial Statement Balances and Amounts of VIEs (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Variable Interest Entity [Line Items]
Total assets	$ 358,630	$ 424,617
Total liabilities	131,254	181,486
Revenue	165,498	280,138	192,401
Net income (loss)	(4,705)	46,147	37,967
Net cash provided by (used in) operating activities	293	24,138	23,441
Net cash used in investing activities	(5,469)	(5,464)	2,667
Net cash used in financing activities	(18,697)	(7,549)	40,053
Variable Interest Entity
Variable Interest Entity [Line Items]
Total assets	17,746	73,157
Total liabilities	5,020	17,126
Revenue	112	36,734	183,608
Net income (loss)	(3,228)	(5,331)	39,439
Net cash provided by (used in) operating activities	(2,903)	(16,297)	15,544
Net cash used in investing activities	(793)	(641)	(661)
Net cash used in financing activities		$ (5,829)	$ (14,455)